Non-operating income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Non-Operating Income - Schedule of Non-Operating Income

Non-operating income consisted of the following:

	12 months ended December 31,
USD'000	2023	2022	2021
Foreign exchange gain	163	926	482
Financial income	—	9	—
Interest income	88	—	—
Write-off of indebtedness to related parties	2,191	—	—
Other	—	—	1
Total non-operating income	2,442	935	483